INVESTMENTS (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS [Line Items]
Equity earnings (losses) of affiliates, net of tax		$ 9,212,000	$ 7,388,000
Equity method investments		59,655,000	54,947,000
Cumulative catch-up entry recorded to revenue	$ 1,000
Cumulative catch-up entry recorded to deferred revenue	$ 2,000
Impairment charges on investments		0
Observable price change upward price adjustment		0
Equity Method Investment, Underlying Equity in Net Assets		$ 27,700,000	26,500,000
Monky Spirit Llc [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments		7.00%
Equity earnings (losses) of affiliates, net of tax		$ 900,000	100,000
Equity method investment, other-than-temporary impairment charge		3,000,000
Equity method investments		3,300,000	4,200,000
Other Equity Investments [Member]
INVESTMENTS [Line Items]
Equity earnings (losses) of affiliates, net of tax		4,700,000	1,200,000
Equity method investments		26,700,000	21,900,000
Distributions received from other equity method investments		$ 2,000,000	1,200,000
Sports News Television LP [Member]
INVESTMENTS [Line Items]
Company's ownership of its equity method investments		50.00%
Equity earnings (losses) of affiliates, net of tax		$ 5,500,000	5,900,000
Equity method investments		29,700,000	28,800,000
Distributions received from other equity method investments		$ 5,800,000	$ 5,900,000